Share Capital (Stock Options) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of options outstanding | shares	10,429,345	10,429,345	9,511,636	9,511,636
Granted | shares	1,009,100	1,009,100	578,490	578,490
Conversion shares | shares			2,863,146	2,863,146
Exercised | shares	(1,984,698)	(1,984,698)	(510,673)	(510,673)
Expired | shares	(2,798,292)	(2,798,292)	(2,013,254)	(2,013,254)
Number of options outstanding | shares	6,655,455	6,655,455	10,429,345	10,429,345
Weighted average exercise price of share options outstanding (CAD$)	$ 7.94		$ 10.87
Weighted average exercise price of share options granted (CAD$)		$ 6.56		$ 9.62
Weighted average exercise price of share options conversion of Carlisle options to Alamos (CAD$)				3.53
Weighted average exercise price of share options exercised (CAD$)		$ 2.40		$ 6.23
Weighted average exercise price of share options expired (CAD$)	12.70		16.42
Weighted average exercise price of share options outstanding (CAD$)	7.38		7.94
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (CAD$)	$ 5.89		$ 9.99